Related parties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related parties
12	Related parties

a)	Receivables from and payables to related parties:

	December 31, 2017	December 31, 2016
Current Asset
Commercial operation
Raízen Energia S.A.(i)	22,283	37,249
Aguassanta Participações S.A.	17	6,342
Radar Propriedades Agrícolas S.A.	—	517
Raízen Combustíveis S.A.(i)	6,094	4,206
Other	1,665	531

	30,059	48,845
Corporate operation / Agreements
Raízen Energia S.A.(i)	—	9,672

	30,059	58,517

Non-current assets
Receivables under the framework agreement
Janus Brasil Participações S.A	30,423	28,705
Raízen Energia S.A.(i)	87,969	114,473
Raízen Combustíveis S.A.(i)	18,086

	136,478	143,178
Financial and corporation operations
Rezende Barbosa(ii)	31,444	38,944
Other	1,833	1,618

	33,277	40,562

	169,755	183,740

Current liabilities
Corporate operations
Raízen Energia S.A.(i)	198,198	160,030
Raízen Combustíveis S.A.(i)	128,189	75,624
Other	1,876	1,427

	328,263	237,081

b)	Related party transactions:

	December 31, 2017	December 31, 2016	December 31, 2015
Sales of goods and services
Raízen Combustíveis S.A	154,104	135,581	98,235
Raízen Energia S.A.	411,443	416,507	353,265
Others	8,381	—	—

	573,928	552,088	451,500
Purchase of goods / Inputs
Raízen Energia S.A.	(1,347)	(1,703)	(2,431)
Raízen Combustíveis S.A.	(1,006,515)	(817,198)	(445,123)

	(1,007,862)	(818,901)	(447,554)
Discontinued operation
Raízen Energia S.A.	—	57,007	58,508

	—	57,007	58,508
Shared expense
Raízen Energia S.A.(i)	(70,914)	(72,597)	(41,483)

	(70,914)	(72,597)	(41,483)
Financial result
Usina Santa Luiza	(378)	(180)	—
Raízen Energia S.A.	7,727	2,441	2,440
Other(iii)	3	(8)	(190)

	7,352	2,253	2,250

For	the years stated, no loss for doubtful accounts was recorded from commercial operations with its subsidiaries, associates and joint ventures.
(i)	Raízen Energia and Raízen Combustíveis

Non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. Current liabilities represent payables in relation to expenses paid by Raízen Energia and Raízen Combustíveis to Cosan S.A..

(ii)	Rezende Barbosa Group

The Company has receivables with Rezende Barbosa for the repayment of loans taken prior to the acquisition of the subsidiaries. These receivables are secured by Cosan S.A. shares.

c)	Officers’ and directors’ compensation

	December 31, 2017	December 31, 2016	December 31, 2015
Short-term benefits to officers and directors	76,976	146,469	79,620
Post-employment benefits	934	918	339
Other long-term benefits	664	533	—
Benefits from termination of employment contract	635	2,367	—
Share-based payment transactions	63,658	11,621	12,661

	142,867	161,908	92,620